Accrued Expenses and Other Current Liabilities - Schedule of Accrued expenses (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Professional fees	$ 574,757	$ 35,365	$ 97,514
Franchise taxes	38,559	6,218	9,425
Compensation	2,960	2,756	4,023
Accrued capital expenditures	25,851	0
Other	7,309	16,029	11,709
Total accrued expenses and other current liabilities	$ 649,436	$ 60,368	$ 122,671